February 26, 1998
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4
RE: Insured Municipals Income Trust and Investors' Quality
Tax-Exempt Trust,
Multi-Series 245

     File No. 33-57379     CIK #896903


Ladies/Gentlemen:


In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.
Amendment No. 3 to the Post-Effective, which was the most recent amendment to the Post-Effective of the Registration Statement, was filed electronically with the Commission on February 23, 1998.

Very truly yours,




VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.